COMMITMENTS AND CONTINGENCIES Q (Details) $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 05, 2025 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2025 USD ($) company	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) company contract	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($) contract company
Other Commitments [Line Items]
Number of VIE portfolio companies | company				7,000		7,000						7,000
Unfunded Commitments				$ 65.4		$ 65.4						$ 69.0
Legal provision accrued				$ 148.0		$ 148.0						$ 182.0
Discount rate for legal provision				4.30%		4.30%						4.30%
Undiscounted amount of the settlement				$ 160.0		$ 160.0
Distributions				30.4	$ 9.0	39.9	$ 45.7
Contributions to subsidiaries related to crypto asset activities		$ 20.0	$ 523.0			$ 578.1
Percentage of capital gains to be recognized						90.00%
Subleases
Other Commitments [Line Items]
Number of sublease contracts | contract						3						3
Forecast
Other Commitments [Line Items]
Payments for legal settlement								$ 40.0	$ 60.0	$ 60.0	$ 40.0
Indemnifications
Other Commitments [Line Items]
Loss contingency accrual				0.0		$ 0.0						$ 0.0
Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments				80.0		80.0						60.0
Amounts funded for other commitments				60.0		60.0						39.9
Facility Construction Improvements
Other Commitments [Line Items]
Other commitments				$ 478.2		$ 478.2						$ 9.1
Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs	$ 4.1